Significant accounting policies	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Significant accounting policies
3. Significant accounting policies
Basis of consolidation -
(1) Subsidiaries
The consolidated financial statements include the accounts of TMC, its subsidiaries that are controlled by TMC, and those structured entities that are controlled by Toyota. Toyota controls an entity when Toyota is exposed or has rights to variable returns from involvement with the entity, and has the ability to affect those returns by using its power over the entity.
The financial statements of subsidiaries have been adjusted in order to ensure consistency with the accounting policies adopted by Toyota as necessary. All significant intercompany balances and transactions as well as the unrealized profit have been eliminated in consolidation.
Changes in a subsidiary’s ownership interests that do not result in a loss of control are accounted for as equity transactions. When control over a subsidiary is lost, any gain or loss on the disposal of the interest sold is recognized in profit or loss.

(2) Associates and joint ventures
Associates are entities over which Toyota has a significant influence over the decisions on financial and operating policies, but does not have control or joint control.
Joint ventures are entities over which two or more parties including Toyota have joint control, based on a contractual arrangement, and financial and business decisions about the relevant activities of which require unanimous consent of the parties that have joint control.
Investments in associates and joint ventures are accounted for using the equity method. The financial statements of associates and joint ventures have been adjusted in order to ensure consistency with the accounting policies adopted by Toyota as necessary.
When the use of the equity method is discontinued from the date when the investees are determined to be no longer associates or joint ventures, any gain or loss on such disposal of the investment is recognized in profit or loss.
Foreign currency translation -
(1) Foreign currency transactions
Foreign currency transactions are translated into the respective functional currencies of Toyota at the exchange rates prevailing when such transactions occur. All foreign currency receivables and payables are translated into the respective functional currencies at the applicable exchange rates at the end of the reporting period.
Non-monetary
assets and liabilities in foreign currencies that are measured at fair value are translated into the functional currency using the exchange rate on the date when the fair value was measured. Gains or losses on exchange differences arising from settlement of foreign currency receivables and payables or on their translations at the end of the reporting date are recognized in profit or loss. Furthermore, exchange differences arising from equity financial assets measured at fair value through other comprehensive income is recognized as other comprehensive income.
(2) Foreign operations
All assets and liabilities of foreign subsidiaries, associates and joint ventures (collectively, “foreign operations”) that use a functional currency other than Japanese yen are translated into Japanese yen at the exchange rates at the end of the reporting period. All revenues and expenses of foreign operations are translated into Japanese yen at the average exchange rate for the period unless the exchange rate fluctuates widely. Exchange differences arising from such translations are recognized in other comprehensive income and accumulated in other components of equity in the consolidated statement of financial position. When a foreign operation is disposed of, and control, significant influence or joint control over the foreign operation is lost, the cumulative amount of exchange differences relating to the foreign operation is reclassified from equity to profit or loss.
Cash and cash equivalents -
Cash and cash equivalents consist of cash on hand, demand deposits, and short-term investments that are readily convertible to cash and are subject to insignificant risk of changes in value with three months or less maturities from the acquisition date.

Financial instruments -
(1) Financial assets
(i) Initial recognition and measurement
Toyota initially recognizes financial assets when it becomes a party to a contract and except for derivatives, classifies financial assets into “financial assets measured at amortized cost”, “debt and equity financial assets measured at fair value through other comprehensive income” or “financial assets measured at fair value through profit or loss”. The sale or purchase of financial assets that occurred in the normal course of business are recognized and derecognized at the trade date.
Financial assets classified as being measured at fair value through profit or loss are measured at fair value, but other financial assets are initially recognized and measured at fair value adding transaction costs directly attributable to acquisition. Trade receivables that do not contain significant financial elements are measured at the transaction price.
(a) Financial assets measured at amortized cost
Toyota classifies a financial asset as measured at amortized cost if both of the following conditions are met:
The asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
(b) Debt financial assets measured at fair value through other comprehensive income
Debt financial assets are measured at fair value through other comprehensive income only if it meets both of the following conditions:
The asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
(c) Equity financial assets measured at fair value through other comprehensive income
For equity financial assets such as shares held mainly for the purpose of maintaining or enhancing business relationships with investees are irrevocably designated at initial recognition, as financial assets measured at fair value through other comprehensive income.
(d) Financial assets measured at fair value through profit or loss
Financial assets other than (a) to (c) are classified as financial assets measured at fair value through profit or loss.
(ii) Subsequent measurement
After initial recognition, financial assets are measured based on the following classification.

(a) Financial assets measured at amortized cost
Financial assets measured at amortized cost are measured at amortized cost using the effective interest method.
(b) Debt financial assets measured at fair value through other comprehensive income
Subsequent changes in fair value of the financial assets are recognized as other comprehensive income. Impairment gains or losses, interest income and foreign exchange gains and losses are recognized in profit or loss. When the financial assets are derecognized, the cumulative gain or loss recognized in other comprehensive income is reclassified from other components of equity to profit or loss.
(c) Equity financial assets measured at fair value through other comprehensive income
Subsequent changes in fair value of the financial assets are recognized as other comprehensive income. When the financial assets are derecognized, the cumulative gain or loss recognized through other comprehensive income is reclassified from other components of equity to retained earnings. Dividends from equity financial assets are recognized in profit or loss.
(d) Financial assets measured at fair value through profit or loss
Subsequent changes in the fair value of the financial assets are recognized in profit or loss.
(iii) Impairment of financial assets
An allowance for credit losses is provided for expected credit losses on financial assets that are measured at amortized cost as well as debt financial assets measured at fair value through other comprehensive income. An allowance for credit losses is also provided for expected credit losses on loan commitments or financial guarantee agreements that are off-balance
sheet credit exposures.
At the end of the reporting period, Toyota assesses whether the credit risk on financial assets have significantly increased since initial recognition. At the end of the reporting period, if Toyota identifies a significant increase in credit risk, allowances for credit losses are measured as being equal to the amount of expected credit losses that would result from default events that are possible over the expected life of a financial asset. At the end of the reporting period, if the credit risk for a financial instrument has not increased significantly since its initial recognition, allowances for credit losses are measured as being equal to the amount of the expected credit losses caused by default events that may occur within 12 months from the end of the reporting period.
For accounts receivable that are included in “Trade accounts and other receivables” and finance lease receivables, the allowance is continuously measured at amounts equal to expected credit losses over the expected life of financial assets.
The amount of expected credit losses is measured as the present value of all cash short falls resulting from the difference between the cash flows due to Toyota in accordance with the contract and cash flows that Toyota expects to receive, and such amount is recognized in profit or loss. A reversal of the allowance for credit losses resulting from a reduction in the amount of expected credit losses is recognized in profit or loss.
If there is objective evidence of impairment such as significant financial difficulty of a borrower, or a default or delinquency by a borrower, interest income is measured applying the effective interest method to the net carrying amount of the financial asset (after deducting the allowance for credit loss). Financial assets are written off either partially or fully when there is no reasonable expectation of recovering a financial asset in its entirely or a portion thereof.
(iv) Derecognition of financial assets
Toyota derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when Toyota transfers the contractual right to receive cash flows from financial assets in transactions in which substantially all the risks and rewards of ownership of the asset are transferred to another entity. Even if Toyota transfers a financial asset, it neither transfers nor holds substantially all the risks and rewards of ownership of such transferred financial asset. Further, in cases where Toyota continues to control such a transferred financial asset, Toyota recognizes the retained interest on such financial asset and the relevant liabilities that might possibly be paid in association therewith.
(2) Financial liabilities
(i) Initial recognition and measurement
Toyota initially measures financial liabilities other than derivatives at fair value less transaction costs directly attributable to the issuance of financial liabilities.
(ii) Subsequent measurement
Toyota subsequently measures financial liabilities at amortized cost using the effective interest method. Amortization under the effective interest method and gain or losses on derecognition are recognized as finance income or costs and recognized in profit or loss.
(iii) Derecognition of financial liabilities
Toyota derecognizes financial liabilities when the financial liabilities expire, that is, when the liability identified in the contract expires due to performance, discharges, cancels, or expires.
(3) Derivative financial instruments
Toyota employs derivative financial instruments, including forward foreign exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options, to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. All derivative transactions are measured at fair value as assets or liabilities.
Toyota does not use derivative financial instruments for speculative or trading purposes.
Finance receivables -
Finance receivables recorded on Toyota’s consolidated statement of financial position are net of any unearned financial income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.

The determination of finance receivable portfolios is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolios within finance receivables are as follows:
(1) Retail receivables portfolio
The retail receivables portfolio consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.
The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse,
which relieves the dealers from financial responsibility in the event of repossession.
Toyota manages the retail receivables portfolio as one portfolio based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.
(2) Finance lease receivables portfolio
Finance lease receivables are related to new vehicle lease contracts. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.
Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.
Toyota manages the finance lease receivables portfolio as one portfolio based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks.
(3) Wholesale and other dealer loan receivables portfolio
Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired.
Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.
Toyota manages the wholesale and other dealer loan receivables portfolio as one portfolio based on the risk characteristics associated with the underlying finance receivables.
Allowance for credit losses on finance receivables -
The allowance for credit losses on finance receivables is measured at the portfolio level, based on a systematic, ongoing review and evaluation performed as part of the credit risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral, forward-looking information including movements of the world economy and other pertinent factors. Furthermore, portfolios are grouped based on similarities of risk characteristics, such as product and collateral classes, when calculating expected credit losses in the aggregate.
(1) Retail receivables portfolio
With respect to retail receivables, Toyota reviews whether the credit risk on finance receivables has increased significantly. To evaluate the risk, Toyota uses the changes for the possibility of a credit loss occurring or days in arrears as an index. Toyota assesses the significant increases in credit risk when contractual payments are more than 30 days past due. When the credit risk on finance receivables has not increased significantly since initial recognition, Toyota measures the loss allowance for that finance receivables at an amount equal to
12-month
expected credit losses at the reporting date.
Meanwhile, Toyota measures the loss allowance for finance receivables at an amount equal to the lifetime expected credit losses if the credit risk on that finance receivables has increased significantly since initial recognition at the reporting date. Toyota calculates the loss allowance for finance receivables at an amount equal to the lifetime expected credit losses by considering historical credit loss experience and future collectability, when there is evidence that finance receivables is credit-impaired such as a breach of contract due to default or delayed contractual payments.
In calculating expected credit losses, Toyota uses the probability of a default and the loss rate in the event of a default based on past experience and then reflects its forecasts of current and future economic conditions.
Suspension of payment over a certain period of time and or situations which contractual obligations are not being met are considered as being in default in accordance with internal management rules.
(2) Finance lease receivables portfolio
With respect to the finance lease receivables portfolio, Toyota always measures loss allowance at an amount equal to lifetime expected credit losses. Suspension of payment over a certain period of time and/or situations which contractual obligations are not being met are considered as being in default in accordance with internal management rules.
(3) Wholesale and other dealer loan receivables portfolio
With respect to the wholesale and other dealer loan receivables portfolio, receivables are sorted primarily by credit qualities based on internal risk assessments. Toyota reviews the change of the segment as an index whether the credit risk on finance receivables has increased significantly since initial recognition to assess these receivables for credit risk. Toyota assesses the significant increases in credit risk when contractual payments are more than 30 days past due. If the credit risk on finance receivables has not increased significantly since initial recognition, Toyota measures the loss allowance for that finance receivables at an amount equal to
12-month
expected credit losses at the reporting date.
Meanwhile, Toyota measures the loss allowance for finance receivables at an amount equal to the lifetime expected credit losses if the credit risk on that finance receivables has increased significantly since initial recognition at the reporting date. Toyota calculates the loss allowance for finance receivables at an amount equal to the lifetime expected credit losses by considering historical credit loss experience and future collectability, when there is evidence that finance receivables are credit-impaired such as a debtor’s worsened financial conditions, breach of contract due to default or delayed contractual payments.

In calculating expected credit losses, Toyota uses the probability of a default and the loss rate in the event of a default based on past experience and then reflects its forecasts of current and future economic conditions.
Suspension of payment over a certain period of time and/or situations where contractual obligations are not being met are considered as defaults in accordance with internal management rules.
Although Toyota considers the allowance for credit losses on finance receivables to be adequate based on information currently available, additional provisions may be necessary due to (i) changes in management estimates and assumptions about asset impairments, (ii) information that indicates changes in expected future cash flows, or (iii) changes in economic and other events and conditions. Future changes in the economy that impact the consumer confidence such as increasing interest rates and a rise in the unemployment rate as well as higher debt balances, coupled with deterioration in actual and expected used vehicle values, could negatively affect future operating results of the financial services operations.
Inventories -
Inventories are valued at cost, not in excess of net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated original cost and estimated selling expense to product completion. The cost of inventories includes purchase costs, conversion costs and other costs incurred in bringing the inventories to their present location and condition. The cost is determined principally by using the weighted-average method.
Property, plant and equipment -
Property, plant and equipment is measured based on the cost model and carried at its cost less accumulated depreciation and impairment losses. Expenditures relating to major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations as incurred. Depreciation of property, plant and equipment, except for land that is not subject to depreciation, is calculated on the straight-line method over the estimated useful life of the respective assets according to general class, type of structure and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.
The depreciation method, useful lives and residual values of property, plant and equipment are reviewed annually at each fiscal year end, and adopted prospectively, if applicable.
Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of lease contracts are capitalized and amortized on a straight-line method over the lease term.
Toyota is exposed to risk of loss on the disposition of
off-lease
vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota evaluates at the end of each reporting period the estimated residual value to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The estimate is calculated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Toyota evaluates the foregoing factors, develops several potential loss scenarios, and evaluates the estimated residual value to determine whether it is considered adequate to cover the probable range of losses.

By evaluating estimated residual value, Toyota reflects in depreciation the amount it considers to be appropriate in relation to the estimated losses on its owned portfolio.
Intangible assets -
Intangible assets are measured based on the cost model and carried at their cost less accumulated amortization and impairment losses.
The estimated useful lives and the amortization method of intangible assets are reviewed annually at each fiscal year end, and adopted prospectively, if appropriate.
(1) Capitalized development cost
Development expenditure for a product is capitalized only when there is a technical and commercial feasibility of completing the development, Toyota has the intention, ability and sufficient resources to use the outcome of the development, it is probable that the outcome will generate a future economic benefit, and the cost can be measured reliably.
Capitalized development cost is amortized using the straight-line method over the expected product life cycle of the developed product ranging mainly from 5 to 10 years.
(2) Other intangible assets
Other intangible assets mainly consist of software for internal use and amortized using the straight-line method over their estimated useful lives, mainly 5 years. Goodwill is not material to Toyota’s consolidated statement of financial position.
Impairment of
non-financial
assets -
At the end of the reporting period, the carrying amount of
non-financial
assets other than inventories and deferred tax assets are assessed to determine whether or not there is any indication of impairment. If there is such an indication, the recoverable amount of such an asset or a cash-generating unit is estimated. An impairment loss would be recognized when the carrying amount of an asset or a cash-generating unit exceeds the estimated discounted cash flows expected to result from the use of the assets and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying amount of the assets over its recoverable amount.
Leases -
At the inception of a contract, Toyota assesses whether the contract is, or contains, a lease.
(1) Lessee
Toyota recognizes a right of use asset and a lease liability at the lease commencement date. The cost of the right of use asset is measured at the amount of the initial measurement of the lease liability by adjusting any lease payments made or before the commencement date. Lease liability is initially measured at the present value of the lease payments that are not paid as of the commencement date.

After the commencement date, Toyota applies a cost model and subsequently depreciates the right of use asset using a straight-line method from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. Lease liability is measured at amortized cost using the effective interest method. In the consolidated statement of financial position, lease liability is included in short-term and long-term debt. Interest on the lease liability in each period during the lease term is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability and recognized in profit or loss over the lease term.
Many lease contracts relating to land and buildings entered into by Toyota include extension options that can be exercisable by Toyota as lessee for various purposes, such as to ensure business flexibility. Toyota assesses whether it is reasonably certain to exercise an extension option, and if it assesses it to be reasonably certain, the extension option is included in the lease term.
Toyota recognizes the lease payments associated with lease terms of 12 months or less as an expense on a straight-line basis over the lease term.
(2) Lessor
With respect to lessor lease transactions, Toyota determines at the commencement of the lease whether each lease is a finance lease or operating lease.
A lease is classified as a finance lease if it transfers substantially all of the risks and rewards incidental to the ownership of an underlying asset. Otherwise leases are classified as operating leases.
Toyota recognizes the operating lease payments in profit or loss on a straight-line basis over the lease term.
Employee benefit obligations -
Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits.
(1) Defined benefit plan
The present value of defined benefit obligations and service cost are principally determined for each plan using the projected unit credit method. The net defined benefit liability (asset) is the present value of the defined benefit obligations less the fair value of plan assets. Current service cost and net interest on the net defined benefit liability (asset) are recognized as net income (loss) on the statement of net income.
Past service cost is recognized in profit or loss upon occurrence.
Toyota recognizes the difference arising from remeasurement of the net defined benefit liability (asset) including actuarial gains and losses in other comprehensive income when it is incurred and reclassifies it immediately to retained earnings.
(2) Defined contribution plan
For defined contribution plans, when the employees render services, the contribution payables are recognized in profit or loss.

Liabilities for quality assurance -
Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. The accrued warranty costs represent management’s best estimate at the time of sale of the total costs that Toyota will incur to repair or replace product parts that fail while still under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience of product failures as well as current information on repair costs. An estimate of warranty claim accrued for each fiscal year is calculated based on the estimate of warranty claim per unit. The estimate of warranty claim per unit is calculated comprehensively by dividing the actual amounts of warranty claim by the number of sales units for the fiscal year.
Toyota accrues for costs of recalls and other safety measures, as well as product warranty cost described above. Toyota generally measures such “liabilities for recalls and other safety measures” at the time of vehicle sales comprehensively by aggregate sales of various models in a certain period by geographical regions. However, when circumstances warrant, Toyota measures “liabilities for a particular recall or other safety measure
s
” using an individual model when they are probable and reasonably estimable.
The portion of “liabilities for recalls and other safety measures” recorded in the consolidated statement of financial position is calculated comprehensively based on the “expected liability for the cost of recalls and other safety measures” in consideration of the “accumulated amount of repair cost paid”. As such, this liability is evaluated every period based on new data and are adjusted as appropriate. Toyota calculates these liabilities for units sold in the current period and each of the past 10 fiscal years, and aggregates such liabilities in determining the final liability amount.
The “expected liability for the cost of recalls and other safety measures” are calculated by multiplying the “sales unit” by the “expected average repair cost per unit”. The “expected average repair cost per unit” is calculated based on dividing the “accumulated amount of repair cost paid per unit” by the “pattern of payment occurrences”. The “pattern of payment occurrence” represents a ratio that shows the measure of payment occurrence over 10 years based on actual payments with regard to units sold within 10 years.
Factors that may cause a difference between the amount accrued comprehensively at the time of vehicle sale and actual payment on individual recalls and other safety measures mainly include actual cost of recalls and safety measures during the period being significantly different from the accumulated amount of repair cost paid per unit (generally comprised of parts and labor) and the actual pattern of payment occurrence during the period being significantly different from the pattern of the payment occurrence in the past. Such differences are considered as part of our estimation process for future recalls and other safety measures.
Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into “Liabilities for quality assurance” in the consolidated statement of financial position. Product warranty costs and costs of recalls and other safety measures are included in cost of products sold in the consolidated statement of income.
The foregoing evaluations are inherently uncertain, as they require material estimates as described above. Consequently, actual warranty costs may differ from the estimated amounts and could require additional warranty provisions. If these factors require a significant increase in Toyota’s accrued estimated warranty costs, it would negatively affect future operating results of the automotive operations.

Revenue recognition -
In the automotive operations, performance obligations are considered to be satisfied when completed vehicles and parts are delivered to the agreed locations with dealers. For parts for production, it is when they are loaded on a ship or delivered to manufacturing companies. We do not have any material significant payment terms as payment is received at or shortly after the point of sale.
Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on total vehicle volume or vehicle unit sales of certain models sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program utilizing the most likely outcome method.
The sale of certain vehicles includes a contractual right, which entitles customers to free vehicle maintenance. We use an observable price to determine the stand-alone selling price for separate performance obligations or a cost plus margin approach when one is not available. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract in proportion to the costs expected to be incurred in satisfying the obligations under the contract.
Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in accordance with lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.
Interest income from financial services is recognized using the effective interest method. Revenues from operating leases are recognized on a straight-line basis over the lease term.
If the period between satisfaction of the performance obligation and receipt of consideration is expected to be within one year or less, as a practical expedient, we do not adjust the promised amount of consideration for the effects of a significant financing component.
Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.
Income taxes -
Income tax expenses are presented as the aggregate amount of current taxes and deferred taxes.
Deferred tax assets and deferred tax liabilities are recognized for future tax consequences attributable to temporary differences between the carrying amount of assets or liabilities in the consolidated statement of financial position and the tax base of the assets or liabilities and carryforwards of unused tax losses and tax credits.
Deferred tax assets are recognized for all future deductible amounts, to the extent that it is probable that we will have sufficient profit to utilize the benefit of future deductible amounts.
Deferred tax liabilities for taxable temporary differences arising from investments in subsidiaries, associates, and interest in joint ventures are recognized in principle. However, they are not recognized when Toyota is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and deferred tax liabilities are measured at the tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled, based on the tax rates and tax laws enacted or substantively enacted at the end of the reporting period. The measurement of deferred tax assets and deferred tax liabilities reflects the tax consequences that would follow from the manner in which Toyota expects, at the end of reporting period, to recover or settle the carrying amount of its assets and liabilities.
Earnings per share attributable to Toyota Motor Corporation -
Basic earnings per share attributable to Toyota Motor Corporation is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of common shares outstanding with adjustment for treasury stock during the reporting period. Diluted earnings per share attributable to Toyota Motor Corporation is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of common shares outstanding taking into consideration the effect of dilutive securities.
New accounting standards and interpretations not yet adopted -
None of new or revised standards and interpretations that have been issued as of the date of approval of the consolidated financial statements but have not yet been adopted by Toyota have a significant effect on the consolidated financial statements.